Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill	£ 8,453.4	£ 7,612.3
Other	1,451.9	1,359.5
Property, plant and equipment	1,000.7	896.4
Right-of-use assets	1,528.5	1,395.1
Interests in associates and joint ventures	305.1	412.9
Other investments	369.8	318.3
Deferred tax assets	322.1	341.5
Corporate income tax recoverable	74.1	46.6
Trade and other receivables	218.6	152.6
Non-current assets	13,724.2	12,535.2
Current assets
Corporate income tax recoverable	107.1	90.4
Trade and other receivables	12,499.7	11,362.3
Cash and cash equivalents	2,491.5	3,882.9
Total of current assets after including assets classified as held for sale	15,098.3	15,335.6
Current liabilities
Trade and other payables	(15,834.9)	(15,252.3)
Corporate income tax payable	(422.0)	(386.2)
Short-term lease liabilities	(282.4)	(279.7)
Bank overdrafts, bonds and bank loans	(1,169.0)	(567.2)
Total of current liabilities after including liabilitites associated with assets as held for sale	(17,708.3)	(16,485.4)
Net current liabilities	(2,610.0)	(1,149.8)
Total assets less current liabilities	11,114.2	11,385.4
Non-current liabilities
Bonds and bank loans	(3,801.8)	(4,216.8)
Trade and other payables	(490.9)	(619.9)
Deferred tax liabilities	(350.8)	(312.5)
Provision for post-employment benefits	(137.5)	(136.6)
Provisions for liabilities and charges	(244.6)	(268.5)
Long-term lease liabilities	(1,928.2)	(1,762.1)
Non-current liabilities	(6,953.8)	(7,316.4)
Net assets	4,160.4	4,069.0
Equity
Called-up share capital	114.1	122.4
Share premium account	575.9	574.7
Other reserves	285.2	(335.9)
Own shares	(1,054.1)	(1,112.1)
Retained earnings	3,759.7	4,367.3
Equity shareholders’ funds	3,680.8	3,616.4
Non-controlling interests	479.6	452.6
Total equity	£ 4,160.4	£ 4,069.0